Income Taxes - Group's loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
(Loss)/ profit before income tax expense	¥ 36,263,729	$ 5,257,746	¥ 9,702,255	¥ (7,179,742)
Non-PRC
Income Taxes
(Loss)/ profit before income tax expense	(7,839,712)	(1,136,651)	(5,633,012)	(3,763,962)
PRC
Income Taxes
(Loss)/ profit before income tax expense	¥ 44,103,441	$ 6,394,397	¥ 15,335,267	¥ (3,415,780)